Fair Value Measurement - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a non-recurring basis		$ 0	$ 0
Liabilities reported at fair value on a non-recurring basis		0	$ 0
Convertible note, fair value	¥ 980,589	$ 150,716,000